Financial income (expense), net	6 Months Ended
Jun. 30, 2022
Financial income (expense), net
Financial income (expense), net

5. Financial income (expense), net

The components of financial income (expense), net are as follows:

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2022	2021	2022	2021
Interest income	$189	$98	$389	$231
Interest expense:
Interest expense	(4,701)	(5,023)	(9,295)	(10,079)
Amortization and gain (loss) on cash flow hedge	(121)	(57)	(222)	(102)
Commitment fees	—	(436)	—	(470)
Amortization of debt issuance cost	(487)	(4,119)	(988)	(4,642)
Total interest expense	(5,309)	(9,635)	(10,505)	(15,293)
Other items, net:
Foreign exchange gain (loss)	(25)	(3)	(53)	(23)
Bank charges, fees and other	(66)	(54)	(105)	(108)
Withholding tax on interest expense and other	(602)	(601)	(1,046)	(1,180)
Total other items, net	(693)	(658)	(1,204)	(1,311)
Total financial income (expense), net	$(5,813)	$(10,195)	$(11,320)	$(16,373)

Interest income related to cash balances and interest accrued on the advances to the joint ventures for each of the three and six months ended June 30, 2022 and 2021. Interest expense includes interest related to the $85 million revolving credit facility from Höegh LNG, the Lampung facility and the $385 million facility.